Shareholder Report, Holdings (Details)	May 31, 2024
Capital World Growth and Income Fund® Class 529-A [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.90%
Capital World Growth and Income Fund® Class 529-A [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.70%
Capital World Growth and Income Fund® Class 529-A [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.20%
Capital World Growth and Income Fund® Class 529-A [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.20%
Capital World Growth and Income Fund® Class 529-A [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
Capital World Growth and Income Fund® Class 529-A [Member] | Others Sectors [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.40%
Capital World Growth and Income Fund® Class 529-A [Member] | Other Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Capital World Growth and Income Fund® Class 529-A [Member] | Short Term Sercurities and Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Capital World Growth and Income Fund® Class 529-C [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.90%
Capital World Growth and Income Fund® Class 529-C [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.70%
Capital World Growth and Income Fund® Class 529-C [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.20%
Capital World Growth and Income Fund® Class 529-C [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.20%
Capital World Growth and Income Fund® Class 529-C [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
Capital World Growth and Income Fund® Class 529-C [Member] | Others Sectors [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.40%
Capital World Growth and Income Fund® Class 529-C [Member] | Other Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Capital World Growth and Income Fund® Class 529-C [Member] | Short Term Sercurities and Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Capital World Growth and Income Fund® Class 529-E [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.90%
Capital World Growth and Income Fund® Class 529-E [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.70%
Capital World Growth and Income Fund® Class 529-E [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.20%
Capital World Growth and Income Fund® Class 529-E [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.20%
Capital World Growth and Income Fund® Class 529-E [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
Capital World Growth and Income Fund® Class 529-E [Member] | Others Sectors [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.40%
Capital World Growth and Income Fund® Class 529-E [Member] | Other Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Capital World Growth and Income Fund® Class 529-E [Member] | Short Term Sercurities and Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Capital World Growth and Income Fund® Class 529-F-1 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.90%
Capital World Growth and Income Fund® Class 529-F-1 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.70%
Capital World Growth and Income Fund® Class 529-F-1 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.20%
Capital World Growth and Income Fund® Class 529-F-1 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.20%
Capital World Growth and Income Fund® Class 529-F-1 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
Capital World Growth and Income Fund® Class 529-F-1 [Member] | Others Sectors [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.40%
Capital World Growth and Income Fund® Class 529-F-1 [Member] | Other Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Capital World Growth and Income Fund® Class 529-F-1 [Member] | Short Term Sercurities and Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Capital World Growth and Income Fund® Class 529-F-2 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.90%
Capital World Growth and Income Fund® Class 529-F-2 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.70%
Capital World Growth and Income Fund® Class 529-F-2 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.20%
Capital World Growth and Income Fund® Class 529-F-2 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.20%
Capital World Growth and Income Fund® Class 529-F-2 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
Capital World Growth and Income Fund® Class 529-F-2 [Member] | Others Sectors [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.40%
Capital World Growth and Income Fund® Class 529-F-2 [Member] | Other Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Capital World Growth and Income Fund® Class 529-F-2 [Member] | Short Term Sercurities and Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Capital World Growth and Income Fund® Class 529-F-3 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.90%
Capital World Growth and Income Fund® Class 529-F-3 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.70%
Capital World Growth and Income Fund® Class 529-F-3 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.20%
Capital World Growth and Income Fund® Class 529-F-3 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.20%
Capital World Growth and Income Fund® Class 529-F-3 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
Capital World Growth and Income Fund® Class 529-F-3 [Member] | Others Sectors [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.40%
Capital World Growth and Income Fund® Class 529-F-3 [Member] | Other Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Capital World Growth and Income Fund® Class 529-F-3 [Member] | Short Term Sercurities and Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Capital World Growth and Income Fund® Class 529-T [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.90%
Capital World Growth and Income Fund® Class 529-T [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.70%
Capital World Growth and Income Fund® Class 529-T [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.20%
Capital World Growth and Income Fund® Class 529-T [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.20%
Capital World Growth and Income Fund® Class 529-T [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
Capital World Growth and Income Fund® Class 529-T [Member] | Others Sectors [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.40%
Capital World Growth and Income Fund® Class 529-T [Member] | Other Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Capital World Growth and Income Fund® Class 529-T [Member] | Short Term Sercurities and Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Capital World Growth and Income Fund® Class A | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.90%
Capital World Growth and Income Fund® Class A | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.70%
Capital World Growth and Income Fund® Class A | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.20%
Capital World Growth and Income Fund® Class A | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.20%
Capital World Growth and Income Fund® Class A | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
Capital World Growth and Income Fund® Class A | Others Sectors [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.40%
Capital World Growth and Income Fund® Class A | Other Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Capital World Growth and Income Fund® Class A | Short Term Sercurities and Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Capital World Growth and Income Fund® Class C | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.90%
Capital World Growth and Income Fund® Class C | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.70%
Capital World Growth and Income Fund® Class C | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.20%
Capital World Growth and Income Fund® Class C | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.20%
Capital World Growth and Income Fund® Class C | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
Capital World Growth and Income Fund® Class C | Others Sectors [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.40%
Capital World Growth and Income Fund® Class C | Other Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Capital World Growth and Income Fund® Class C | Short Term Sercurities and Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Capital World Growth and Income Fund® Class F-1 | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.90%
Capital World Growth and Income Fund® Class F-1 | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.70%
Capital World Growth and Income Fund® Class F-1 | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.20%
Capital World Growth and Income Fund® Class F-1 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.20%
Capital World Growth and Income Fund® Class F-1 | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
Capital World Growth and Income Fund® Class F-1 | Others Sectors [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.40%
Capital World Growth and Income Fund® Class F-1 | Other Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Capital World Growth and Income Fund® Class F-1 | Short Term Sercurities and Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Capital World Growth and Income Fund® Class F-2 | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.90%
Capital World Growth and Income Fund® Class F-2 | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.70%
Capital World Growth and Income Fund® Class F-2 | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.20%
Capital World Growth and Income Fund® Class F-2 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.20%
Capital World Growth and Income Fund® Class F-2 | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
Capital World Growth and Income Fund® Class F-2 | Others Sectors [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.40%
Capital World Growth and Income Fund® Class F-2 | Other Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Capital World Growth and Income Fund® Class F-2 | Short Term Sercurities and Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Capital World Growth and Income Fund® Class F-3 | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.90%
Capital World Growth and Income Fund® Class F-3 | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.70%
Capital World Growth and Income Fund® Class F-3 | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.20%
Capital World Growth and Income Fund® Class F-3 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.20%
Capital World Growth and Income Fund® Class F-3 | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
Capital World Growth and Income Fund® Class F-3 | Others Sectors [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.40%
Capital World Growth and Income Fund® Class F-3 | Other Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Capital World Growth and Income Fund® Class F-3 | Short Term Sercurities and Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Capital World Growth and Income Fund® Class R-1 | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.90%
Capital World Growth and Income Fund® Class R-1 | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.70%
Capital World Growth and Income Fund® Class R-1 | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.20%
Capital World Growth and Income Fund® Class R-1 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.20%
Capital World Growth and Income Fund® Class R-1 | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
Capital World Growth and Income Fund® Class R-1 | Others Sectors [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.40%
Capital World Growth and Income Fund® Class R-1 | Other Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Capital World Growth and Income Fund® Class R-1 | Short Term Sercurities and Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Capital World Growth and Income Fund® Class R-2 | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.90%
Capital World Growth and Income Fund® Class R-2 | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.70%
Capital World Growth and Income Fund® Class R-2 | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.20%
Capital World Growth and Income Fund® Class R-2 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.20%
Capital World Growth and Income Fund® Class R-2 | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
Capital World Growth and Income Fund® Class R-2 | Others Sectors [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.40%
Capital World Growth and Income Fund® Class R-2 | Other Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Capital World Growth and Income Fund® Class R-2 | Short Term Sercurities and Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Capital World Growth and Income Fund® Class R-2E | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.90%
Capital World Growth and Income Fund® Class R-2E | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.70%
Capital World Growth and Income Fund® Class R-2E | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.20%
Capital World Growth and Income Fund® Class R-2E | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.20%
Capital World Growth and Income Fund® Class R-2E | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
Capital World Growth and Income Fund® Class R-2E | Others Sectors [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.40%
Capital World Growth and Income Fund® Class R-2E | Other Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Capital World Growth and Income Fund® Class R-2E | Short Term Sercurities and Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Capital World Growth and Income Fund® Class R-3 | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.90%
Capital World Growth and Income Fund® Class R-3 | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.70%
Capital World Growth and Income Fund® Class R-3 | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.20%
Capital World Growth and Income Fund® Class R-3 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.20%
Capital World Growth and Income Fund® Class R-3 | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
Capital World Growth and Income Fund® Class R-3 | Others Sectors [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.40%
Capital World Growth and Income Fund® Class R-3 | Other Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Capital World Growth and Income Fund® Class R-3 | Short Term Sercurities and Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Capital World Growth and Income Fund® Class R-4 | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.90%
Capital World Growth and Income Fund® Class R-4 | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.70%
Capital World Growth and Income Fund® Class R-4 | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.20%
Capital World Growth and Income Fund® Class R-4 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.20%
Capital World Growth and Income Fund® Class R-4 | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
Capital World Growth and Income Fund® Class R-4 | Others Sectors [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.40%
Capital World Growth and Income Fund® Class R-4 | Other Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Capital World Growth and Income Fund® Class R-4 | Short Term Sercurities and Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Capital World Growth and Income Fund® Class R-5 | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.90%
Capital World Growth and Income Fund® Class R-5 | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.70%
Capital World Growth and Income Fund® Class R-5 | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.20%
Capital World Growth and Income Fund® Class R-5 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.20%
Capital World Growth and Income Fund® Class R-5 | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
Capital World Growth and Income Fund® Class R-5 | Others Sectors [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.40%
Capital World Growth and Income Fund® Class R-5 | Other Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Capital World Growth and Income Fund® Class R-5 | Short Term Sercurities and Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Capital World Growth and Income Fund® Class R-5E | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.90%
Capital World Growth and Income Fund® Class R-5E | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.70%
Capital World Growth and Income Fund® Class R-5E | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.20%
Capital World Growth and Income Fund® Class R-5E | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.20%
Capital World Growth and Income Fund® Class R-5E | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
Capital World Growth and Income Fund® Class R-5E | Others Sectors [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.40%
Capital World Growth and Income Fund® Class R-5E | Other Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Capital World Growth and Income Fund® Class R-5E | Short Term Sercurities and Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Capital World Growth and Income Fund® Class R-6 | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.90%
Capital World Growth and Income Fund® Class R-6 | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.70%
Capital World Growth and Income Fund® Class R-6 | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.20%
Capital World Growth and Income Fund® Class R-6 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.20%
Capital World Growth and Income Fund® Class R-6 | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
Capital World Growth and Income Fund® Class R-6 | Others Sectors [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.40%
Capital World Growth and Income Fund® Class R-6 | Other Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Capital World Growth and Income Fund® Class R-6 | Short Term Sercurities and Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Capital World Growth and Income Fund® Class T | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.90%
Capital World Growth and Income Fund® Class T | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.70%
Capital World Growth and Income Fund® Class T | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.20%
Capital World Growth and Income Fund® Class T | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.20%
Capital World Growth and Income Fund® Class T | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
Capital World Growth and Income Fund® Class T | Others Sectors [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.40%
Capital World Growth and Income Fund® Class T | Other Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Capital World Growth and Income Fund® Class T | Short Term Sercurities and Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%